Schedule of Investments – IQ Clean Oceans ETF

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Austria — 2.4%
ams-OSRAM AG*	1,587	$14,148
ANDRITZ AG	214	11,340
Mondi PLC	2,430	42,693
Verbund AG	572	47,520

Total Austria		115,701

Canada — 1.0%
Ballard Power Systems, Inc.*	2,703	12,876
Innergex Renewable Energy, Inc.	1,165	11,462
Northland Power, Inc.	1,238	23,993

Total Canada		48,331

China — 3.5%
NXP Semiconductors NV	768	171,249

Denmark — 7.1%
AP Moller — Maersk A/S, Class B	46	94,834
Chr Hansen Holding A/S	522	39,540
Orsted A/S	958	83,791
Vestas Wind Systems A/S*	4,836	129,956

Total Denmark		348,121

Faroe Islands — 0.2%
Bakkafrost P/F	173	10,115

Finland — 0.6%
Wartsila OYJ Abp	2,327	29,312

France — 9.2%
Dassault Systemes SE	3,191	136,806
Legrand SA	1,326	133,215
L’Oreal SA	316	147,445
Neoen SA	386	12,725
Societe BIC SA	185	11,341
Verallia SA	318	14,137

Total France		455,669

Germany — 8.0%
adidas AG	807	163,715
Encavis AG*	711	11,951
Hapag-Lloyd AG(a)	58	13,263
Nordex SE*	947	13,427
Siemens AG	829	141,654
SMA Solar Technology AG*(a)	106	10,127
Zalando SE*	1,181	40,886

Total Germany		395,023

Ireland — 2.3%
Kingspan Group PLC	777	62,538
Smurfit Kappa Group PLC	1,314	52,444

Total Ireland		114,982

Italy — 0.2%
ERG SpA	418	12,047
	Shares	Value
Common Stocks (continued)
Japan — 9.9%
Azbil Corp.	369	$11,635
FANUC Corp.	4,140	126,694
Kurita Water Industries Ltd.	274	11,010
Nippon Yusen K.K.	2,355	57,151
Nitto Denko Corp.	708	50,329
Panasonic Holdings Corp.	10,693	132,458
Rohm Co., Ltd.	421	39,410
TOTO Ltd.	379	11,660
Yaskawa Electric Corp.	1,091	47,386

Total Japan		487,733

Norway — 1.0%
Leroy Seafood Group ASA	2,612	10,901
Mowi ASA	2,254	39,715

Total Norway		50,616

Portugal — 1.5%
EDP - Energias de Portugal SA	15,206	71,253

Singapore — 3.5%
STMicroelectronics NV	3,193	171,181

South Africa — 0.3%
Woolworths Holdings Ltd.	3,717	16,721

Spain — 3.7%
EDP Renovaveis SA	1,482	28,382
Iberdrola SA	11,306	141,545
Solaria Energia y Medio Ambiente SA*	790	12,390

Total Spain		182,317

Switzerland — 3.1%
ABB Ltd.	3,744	150,563

United Kingdom — 5.2%
Burberry Group PLC	1,887	53,972
DS Smith PLC	6,740	26,849
Kingfisher PLC	9,545	30,175
Pennon Group PLC	1,213	10,972
Severn Trent PLC	1,180	38,776
Spirax-Sarco Engineering PLC	369	52,819
United Utilities Group PLC	3,404	43,754

Total United Kingdom		257,317

United States — 37.1%
Acuity Brands, Inc.	74	12,228
American Water Works Co., Inc.	969	142,860
Avangrid, Inc.	312	11,569
Badger Meter, Inc.	83	13,665
Ball Corp.	1,586	93,082
Brookfield Renewable Corp., Class A	873	27,211
Ecolab, Inc.	833	152,556
Enphase Energy, Inc.*	677	102,789
Exelon Corp.	3,531	147,808
First Solar, Inc.*	508	105,359
Graphic Packaging Holding Co.	1,543	37,341
Greif, Inc., Class A	190	14,054
Intel Corp.	4,796	171,553

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Microsoft Corp.	418	$140,415
O-I Glass, Inc.*	529	12,146
Ormat Technologies, Inc.	303	24,634
Schneider Electric SE	792	141,496
Signify NV	433	13,639
SolarEdge Technologies, Inc.*	283	68,333
Sun Communities, Inc.	620	80,786
Sunrun, Inc.*	689	13,077
Texas Instruments, Inc.	789	142,020
Williams-Sonoma, Inc.(a)	331	45,890
Xylem, Inc.	915	103,166
YETI Holdings, Inc.*	317	13,504

Total United States		1,831,181

Total Common Stocks
(Cost $4,898,345)		4,919,432

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)
(Cost $23,014)	23,014	23,014

Total Investments — 100.3%
(Cost $4,921,359)		4,942,446
Other Assets and Liabilities, Net — (0.3)%		(12,367)
Net Assets — 100.0%		$4,930,079

		% of
Industry	Value	Net Assets
Industrials	$1,394,645	28.3%
Information Technology	1,298,690	26.3
Utilities	904,642	18.4
Materials	535,171	10.9
Consumer Discretionary	497,322	10.1
Consumer Staples	208,176	4.2
Real Estate	80,786	1.6
Money Market Fund	23,014	0.5
Total Investments	$4,942,446	100.3%
Other Assets and Liabilities, Net	(12,367)	(0.3)
Total Net Assets	$4,930,079	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $67,050; total market value of collateral held by the Fund was $69,500. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $46,486.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,919,432	$–	$–	$4,919,432
Short-Term Investment:
Money Market Fund	23,014	–	–	23,014
Total Investments in Securities	$4,942,446	$–	$–	$4,942,446

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.